Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	March 31, 2021	June 30, 2020
Software registration right	$57,173	$36,705
Patent	33,065	22,578
Software development (see Note 5)	1,000,000	-
Value-added telecommunications business license	15,974	14,827
Subtotal	1,106,212	74,110
Less: Accumulated amortization	65,182	53,416
Total	$1,041,030	$20,694

	June 30, 2020	June 30, 2019
Software registration right	$36,705	$37,843
Patent	22,578	15,286
Value-added telecommunications business license	14,827	11,678
Subtotal	74,110	64,807
Less: Accumulated amortization	53,416	8,996
Total	$20,694	$55,811